Osterweis Growth and Income Fund
SCHEDULE OF INVESTMENTS at December 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 60.5%
Aerospace & Defense: 4.1%
55,250	Airbus SE - ADR	$2,130,992
14,245	L3Harris Technologies, Inc.	3,000,282
38,820	Safran SA - ADR	1,713,127
		6,844,401
Chemicals: 2.2%
6,870	Air Products & Chemicals, Inc.	1,881,006
4,460	Linde PLC	1,831,767
		3,712,773
Commercial Services & Supplies: 2.1%
23,980	Waste Connections, Inc.	3,579,495

Consumer Staples Distribution & Retail: 4.5%
7,928	Southeastern Grocers, Inc. [1,2]	201,173
46,045	Sysco Corp.	3,367,271
27,735	Target Corp.	3,950,019
2,292,000	Tops Holding, Litigation Trust Proceeds [1,2,8]	1,721
		7,520,184
Electrical Equipment: 1.8%
18,455	AMETEK, Inc.	3,043,045

Electronic Equipment, Instruments & Components: 1.4%
14,960	Keysight Technologies, Inc. [1]	2,379,986

Financial Services: 2.4%
15,040	Visa, Inc. - Class A	3,915,664

Ground Transportation: 3.3%
6,640	Old Dominion Freight Line, Inc.	2,691,391
11,620	Union Pacific Corp.	2,854,105
		5,545,496
Health Care Equipment & Supplies: 2.9%
13,080	Becton Dickinson & Co.	3,189,296
6,820	Teleflex, Inc.	1,700,499
		4,889,795
Industrial REITs: 2.0%
18,795	EastGroup Properties, Inc.	3,449,634

Insurance: 3.3%
33,070	Brown & Brown, Inc.	2,351,608
19,595	The Progressive Corp.	3,121,091
		5,472,699
Interactive Media & Services: 2.8%
32,910	Alphabet, Inc. - Class C [1]	4,638,006

IT Services: 1.7%
8,142	Accenture PLC - Class A	2,857,109

Life Sciences Tools & Services: 4.4%
16,160	Agilent Technologies, Inc.	2,246,725
10,410	Danaher Corp.	2,408,249
4,945	Thermo Fisher Scientific, Inc.	2,624,757
		7,279,731
Metals & Mining: 0.4%
10	Real Alloy Holding, Inc. [1,2]	673,371

Personal Care Products: 2.0%
157,538	Kenvue, Inc.	3,391,793

Pharmaceuticals: 1.5%
24,480	Novartis AG - ADR	2,471,745

Semiconductors & Semiconductor Equipment: 6.4%
27,030	Analog Devices, Inc.	5,367,077
14,880	Applied Materials, Inc.	2,411,601
33,685	Micron Technology, Inc.	2,874,678
		10,653,356
Software: 6.8%
30,363	Microsoft Corp.	11,417,702

Specialized REITs: 2.3%
36,160	Lamar Advertising Co. - Class A	3,843,085

Specialty Retail: 2.2%
26,940	Ross Stores, Inc.	3,728,227
TOTAL COMMON STOCKS (Cost $65,363,783)		101,307,297

CONVERTIBLE PREFERRED STOCKS: 0.6%
Ground Transportation: 0.6%
10,000	Daseke, Inc., 7.63% [2,5]	958,050
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,000,000)		958,050

Contracts
WARRANT: 0.0% [10]
8,750	Avation PLC, (Expiration date 10/31/2026, Exercise Price 114.5 GBP) [1,2]	2,231
TOTAL WARRANT (Cost $–)		2,231

Principal Amount
CORPORATE BONDS: 24.0%
Automobile Components: 1.8%
	Adient Global Holdings Ltd.
350,000	7.000%, 04/15/2028	362,092
	American Axle & Manufacturing, Inc.
128,000	6.250%, 03/15/2026	127,308
300,000	6.500%, 04/01/2027	301,437
	Patrick Industries, Inc.
500,000	7.500%, 10/15/2027	502,682
	Real Hero Merger Sub 2, Inc.
600,000	6.250%, 02/01/2029 [3]	517,948
	The Goodyear Tire & Rubber Co.
750,000	9.500%, 05/31/2025	761,509
500,000	5.000%, 07/15/2029	473,149
		3,046,125

Automobiles: 0.4%
	Ford Motor Co.
500,000	9.625%, 04/22/2030	590,431

Beverages: 0.2%
	Primo Water Holdings, Inc.
300,000	4.375%, 04/30/2029 [3]	276,764

Building Products: 0.3%
	Griffon Corp.
500,000	5.750%, 03/01/2028	491,892

Capital Markets: 0.7%
	Ares Capital Corp.
500,000	4.200%, 06/10/2024	495,318
	Oppenheimer Holdings, Inc.
750,000	5.500%, 10/01/2025	733,110
		1,228,428

Chemicals: 0.6%
	Consolidated Energy Finance SA
100,000	6.500%, 05/15/2026	91,398
400,000	5.625%, 10/15/2028 [3]	339,184
	INEOS Quattro Finance 2 PLC
500,000	9.625%, 03/15/2029 [3]	534,375
		964,957

Commercial Services & Supplies: 0.7%
	GFL Environmental, Inc.
220,000	5.125%, 12/15/2026	217,817
250,000	4.750%, 06/15/2029 [3]	235,710
	Pitney Bowes, Inc.
750,000	7.250%, 03/15/2029 [3]	642,979
		1,096,506

Computers & Peripherals: 0.3%
	CPI Acquisition, Inc.
500,000	8.625%, 03/15/2026 [3]	485,783

Construction & Engineering: 1.6%
	Global Infrastructure Solutions, Inc.
750,000	5.625%, 06/01/2029 [3]	685,801
	Great Lakes Dredge & Dock Corp.
600,000	5.250%, 06/01/2029 [3]	510,745
	New Enterprise Stone & Lime Co., Inc.
500,000	5.250%, 07/15/2028 [3]	477,610
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025 [3]	977,052
		2,651,208

Consumer Finance: 1.3%
	Bread Financial Holdings, Inc.
750,000	7.000%, 01/15/2026 [3]	746,122
	Enova International, Inc.
250,000	11.250%, 12/15/2028 [3]	257,750
	FirstCash, Inc.
500,000	5.625%, 01/01/2030 [3]	479,395
	OneMain Finance Corp.
750,000	6.875%, 03/15/2025	759,814
		2,243,081

Consumer Staples Distribution & Retail: 1.4%
	C&S Group Enterprises LLC
500,000	5.000%, 12/15/2028 [3]	402,815
	KeHE Distributors LLC / KeHE Finance Corp.
612,000	8.625%, 10/15/2026 [3]	614,778
	Performance Food Group, Inc.
500,000	4.250%, 08/01/2029 [3]	459,190
	United Natural Foods, Inc.
625,000	6.750%, 10/15/2028 [3]	506,788
	US Foods, Inc.
470,000	4.750%, 02/15/2029 [3]	446,825
		2,430,396

Diversified Consumer Services: 0.1%
	Carriage Services, Inc.
200,000	4.250%, 05/15/2029 [3]	177,857

Electrical Equipment: 0.2%
	GrafTech Global Enterprises, Inc.
500,000	9.875%, 12/15/2028	386,250

Entertainment: 0.3%
	Banijay Entertainment SASU
500,000	8.125%, 05/01/2029 [3]	515,926

Financial Services: 1.1%
	Burford Capital Global Finance LLC
250,000	6.250%, 04/15/2028 [3]	240,245
	HAS Capital Income Opportunity Fund II LLC
642,000	8.000%, 12/31/2024 (Cost $642,000, Acquisition dates 06/10/2026, 09/19/2016) [2,3,6]	327,996
	Nationstar Mortgage Holdings, Inc.
250,000	5.000%, 02/01/2026	244,621
	PennyMac Financial Services, Inc.
500,000	5.375%, 10/15/2025	494,686
	United Wholesale Mortgage LLC
320,000	5.500%, 11/15/2025	318,447
180,000	5.500%, 04/15/2029 [3]	170,617
		1,796,612

Food Products: 0.3%
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
500,000	4.625%, 03/01/2029 [3]	433,470

Ground Transportation: 0.3%
	RXO, Inc.
500,000	7.500%, 11/15/2027	516,415

Health Care Providers & Services: 0.1%
	Owens & Minor, Inc.
250,000	4.500%, 03/31/2029 [3]	220,783

Hotels, Restaurants & Leisure: 1.5%
	Aramark Services, Inc.
100,000	5.000%, 04/01/2025	99,319
	Carnival Corp.
500,000	5.750%, 03/01/2027 [3]	488,624
250,000	6.000%, 05/01/2029 [3]	240,668
	Carrols Restaurant Group, Inc.
600,000	5.875%, 07/01/2029 [3]	530,608
	GPS Hospitality Holding Co. LLC / GPS Finco, Inc.
375,000	7.000%, 08/15/2028 [3]	274,093
	Las Vegas Sands Corp.
500,000	3.200%, 08/08/2024	490,647
	Travel + Leisure Co.
500,000	5.650%, 04/01/2024	499,775
		2,623,734

Household Durables: 0.9%
	Adams Homes, Inc.
500,000	9.250%, 10/15/2028 [3]	507,696
	Empire Communities Corp.
500,000	7.000%, 12/15/2025 [3]	494,262
	The New Home Co., Inc.
500,000	8.250%, 10/15/2027 [3]	466,950
		1,468,908

Industrial Conglomerates: 0.2%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
300,000	6.250%, 05/15/2026	286,462

IT Services: 0.6%
	Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
600,000	6.000%, 11/01/2029 [3]	540,981
	Unisys Corp.
500,000	6.875%, 11/01/2027 [3]	450,682
		991,663

Machinery: 1.3%
	The Manitowoc Co., Inc.
1,000,000	9.000%, 04/01/2026 [3]	1,007,430
	Wabash National Corp.
750,000	4.500%, 10/15/2028 [3]	677,675
	Westinghouse Air Brake Technologies Corp.
500,000	4.150%, 03/15/2024	497,958
		2,183,063

Media: 0.4%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
700,000	5.875%, 08/15/2027	658,728

Metals & Mining: 1.1%
	Century Aluminum Co.
335,000	7.500%, 04/01/2028 [3]	324,977
	Coeur Mining, Inc.
600,000	5.125%, 02/15/2029 [3]	553,425
	Hecla Mining Co.
500,000	7.250%, 02/15/2028	504,004
	SunCoke Energy, Inc.
500,000	4.875%, 06/30/2029 [3]	450,789
		1,833,195

Mortgage Real Estate Investment Trusts - REITS: 0.9%
	HAT Holdings I LLC / HAT Holdings II LLC
500,000	6.000%, 04/15/2025 [3]	499,110
	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.
500,000	6.375%, 02/01/2027 [3]	472,665
	Starwood Property Trust, Inc.
600,000	3.750%, 12/31/2024 [3]	589,233
		1,561,008

Oil, Gas & Consumable Fuels: 1.0%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
160,000	11.000%, 04/15/2025 [3]	162,687
250,000	9.750%, 07/15/2028 [3]	250,255
	Genesis Energy LP / Genesis Energy Finance Corp.
450,000	7.750%, 02/01/2028	452,028
	Global Partners LP / GLP Finance Corp.
500,000	7.000%, 08/01/2027	489,310
	NGL Energy Operating LLC / NGL Energy Finance Corp.
250,000	7.500%, 02/01/2026 [3]	252,709
		1,606,989

Passenger Airlines: 0.9%
	Allegiant Travel Co.
500,000	7.250%, 08/15/2027 [3]	489,803
	Delta Air Lines, Inc.
500,000	2.900%, 10/28/2024	487,079
	United Airlines, Inc.
500,000	4.375%, 04/15/2026 [3]	487,861
		1,464,743

Software: 0.4%
	GGAM Finance Ltd.
500,000	7.750%, 05/15/2026 [3]	508,032
	NCR Voyix Corp.
250,000	5.000%, 10/01/2028 [3]	236,686
		744,718

Specialty Retail: 0.9%
	Ken Garff Automotive LLC
500,000	4.875%, 09/15/2028 [3]	475,246
	Sonic Automotive, Inc.
500,000	4.625%, 11/15/2029 [3]	456,138
	Upbound Group, Inc.
600,000	6.375%, 02/15/2029 [3]	563,739
		1,495,123

Trading Companies & Distributors: 2.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
500,000	2.875%, 08/14/2024	490,617
	Aircastle Ltd.
500,000	4.125%, 05/01/2024	496,157
	Avation Capital SA
459,238	9.000%, 10/31/2026 [3]	389,723
	Castlelake Aviation Finance DAC
500,000	5.000%, 04/15/2027 [3]	470,309
	Herc Holdings, Inc.
500,000	5.500%, 07/15/2027 [3]	493,952
	Macquarie Airfinance Holdings Ltd.
500,000	8.375%, 05/01/2028	524,085
	WESCO Distribution, Inc.
250,000	7.125%, 06/15/2025	252,042
250,000	7.250%, 06/15/2028 [3]	257,081
		3,373,966

Transportation Infrastructure: 0.2%
	Signature Aviation US Holdings, Inc.
400,000	4.000%, 03/01/2028 [3]	366,732

TOTAL CORPORATE BONDS (Cost $41,848,875)		40,211,916

CONVERTIBLE BONDS: 2.2%
Automobiles: 0.1%
	Ford Motor Co.
225,000	N/A%, 03/15/2026 [9]	225,000

Consumer Finance: 0.6%
	EZCORP, Inc.
250,000	2.375%, 05/01/2025	234,525
250,000	3.750%, 12/15/2029 [3]	253,625
	LendingTree, Inc.
500,000	0.500%, 07/15/2025	417,500
		905,650

Health Care Equipment & Supplies: 0.1%
	Haemonetics Corp.
250,000	N/A%, 03/01/2026 [9]	223,750

IT Services: 0.3%
	BigBear.ai Holdings, Inc.
650,000	6.000%, 12/15/2026 [3]	440,375

Machinery: 0.1%
	John Bean Technologies Corp.
250,000	0.250%, 05/15/2026	226,850

Passenger Airlines: 0.1%
	Southwest Airlines Co.
200,000	1.250%, 05/01/2025	202,850

Personal Care Products: 0.3%
	Herbalife Ltd.
500,000	2.625%, 03/15/2024	494,500

Pharmaceuticals: 0.4%
	Jazz Investments I Ltd.
350,000	1.500%, 08/15/2024	341,162
350,000	2.000%, 06/15/2026	354,725
		695,887

Software: 0.2%
	Tyler Technologies, Inc.
250,000	0.250%, 03/15/2026	253,375

TOTAL CONVERTIBLE BONDS (Cost $3,920,609)		3,668,237

Principal Amount
SHORT-TERM INVESTMENTS: 12.3%
Commercial Paper: 5.4%
Automobiles: 0.6%
	Harley-Davidson Corp.
1,000,000	6.035%, 01/09/2024 [1,7]	998,300

Broadline Retail: 0.6%
	Dollarama, Inc.
1,000,000	5.787%, 01/10/2024 [1,7]	998,150

Chemicals: 0.6%
	FMC Corp.
1,000,000	6.126%, 01/16/2024 [1,7]	996,970

Construction & Engineering: 0.6%
	Quanta Services, Inc.
1,000,000	5.905%, 01/17/2024 [1,7]	996,927

Consumer Staples Distribution & Retail: 0.6%
	Walgreens Boots Alliance, Inc.
1,000,000	6.287%, 01/04/2024 [1,7]	999,001

Electronic Equipment, Instruments & Components: 1.2%
	Arrow Electronics, Inc.
1,000,000	5.929%, 01/12/2024 [1,7]	997,740
	Jabil, Inc.
1,000,000	6.138%, 01/05/2024 [1,3,7]	998,819
		1,996,559

Gas Utilities: 0.6%
	National Fuel Gas Co.
1,000,000	6.079%, 01/09/2024 [1,7]	998,333

Trading Companies & Distributors: 0.6%
	Aviation Capital Group LLC
1,000,000	5.985%, 01/08/2024 [1,7]	998,470

Total Commercial Paper (Cost $8,986,571)		8,982,710

Shares
Money Market Funds: 6.9%
11,515,695	Federated Hermes U.S. Treasury Cash Reserves - Class I, 5.221% [4]	11,515,695
Total Money Market Funds: 6.9%		11,515,695

TOTAL SHORT-TERM INVESTMENTS (Cost $20,502,266)		20,498,405

TOTAL INVESTMENTS IN SECURITIES: 99.6% (Cost $132,635,533)		166,646,136
Other Assets in Excess of Liabilities: 0.4%		687,744
TOTAL NET ASSETS: 100.0%		$167,333,880

ADR - American Depositary Receipt
GBP – Great British Pound
REIT - Real Estate Investment Trust
T a

[1]	Non-income producing security.
[2]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Trust’s Board of Trustees.

[4]	Annualized seven-day effective yield as of December 31, 2023.
[5]	Company is an "affiliated person" of the Fund, as defined in the Investment Company Act of 1940.
[6]	Security considered restricted. As of December 31, 2023, the value of the restricted securities was $327,996 or 0.002% of net assets.
[7]	Rate represents the yield to maturity from purchase price.
[8]	Not a readily marketable security.
[9]	Zero Coupon Security.
[10]	Does not round to 0.0% or (0.0)%, as applicable.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Osterweis Growth and Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Osterweis Growth and Income Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$100,431,032	$–	$876,265	$101,307,297
Convertible Bonds	–	3,668,237	–	3,668,237
Convertible Preferred Stocks	–	–	958,050	958,050
Corporate Bonds	–	39,883,920	327,996	40,211,916
Short-Term Investments	11,515,695	8,982,710	–	20,498,405
Warrant	2,231	–	–	2,231
Total Investments in Securities	$111,948,958	$52,534,867	$2,162,311	$166,646,136

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2023	$1,126,533	$949,240	$312,128	$2,387,901
Acquisitions	-	-	-	-
Dispositions	(280,000)	-	-	(280,000)
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	(34,075)	-	-	(34,075)
Change in unrealized appreciation/depreciation	63,807	8,810	15,869	88,485
Transfer in and/or out of Level 3	-	-	-	-
Balance as of December 31, 2023	$876,265	$958,050	$327,997	$2,162,311

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2023	$63,807	$8,810	$15,869	$88,485

Type of Security	Fair Value at 12/31/23	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$25.3750
	$876,265	Estimated Proceeds	Market Data	$0.0007514
Convertible Preferred Stocks	$958,050	Convertible Valuation Model	Adjustment to yield	200 bps
Private Mortgage Backed Obligations	$327,997	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.